INVESTMENT IN KEY MANAGEMENT INSURANCE POLICY (Tables)	12 Months Ended
Sep. 30, 2025
Investments, All Other Investments [Abstract]
The fair value measurement of the investment in key management insurance policy has been categorized as Level 3 based on the inputs to the valuation technique used and is positively correlated to the surrender cash value.

		For the Years Ended September 30,
		2024	2025
		HK$	HK$
Balance at beginning of the year		1,157,520	1,157,520
Change in fair value recognized in the consolidated statements of operations	(A)	—	186,409
Balance at end of the year		1,157,520	1,343,929

(A)	The change in fair value was not material for the year ended September 30, 2024.